Related Party Transactions	12 Months Ended
Sep. 30, 2024
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

19. RELATED PARTY TRANSACTIONS

Related parties

The following is a list of related parties which the Group has transactions with:

No.	Name of Related Parties	Relationship
1	Mrs. Qi Xiaoyu	Shareholder of the Company
2	Mr. Fuyunishiki Ryo	Director and shareholder of the Company
3	Mr. Wu Zhihua	Director, CEO and shareholder of the Company
4	Ms. Wu Shunyu	Department head of Digital Marketing Sales
5	Ishiyama	An equity method investee of the Group

Amounts due to related parties

Amount due to related parties consisted of the following for the periods indicated:

		As of September 30,
		2024	2023
Mrs. Qi Xiaoyu	Expenses paid on behalf of the Group	$—	$1,206,121
Mr. Fuyunishiki Ryo	Expenses paid on behalf of the Group	208,943	108,002
Mr. Wu Zhihua	Expenses paid on behalf of the Group	—	—
Ms. Wu Shunyu	Expenses paid on behalf of the Group	105,601	99,481
Total		$314,544	$1,413,604

Related party transactions

	For the years ended September 30,
Nature	2024	2023	2022
Expenses paid on behalf of the Group by related parties

Mrs. Qi Xiaoyu	$6,669	$1,480,137	$1,165,096
Ms. Wu Shunyu	6,120	30,222	104,225
Mr. Fuyunishiki Ryo	433,680	218,038	78,240
Mr. Wu Zhihua	—	—	76,299
Total	$446,469	$1,728,398	$1,424,460

Proceed of Interest-free loan from related parties
Mrs. Qi Xiaoyu	$2,815,899	$—	$—
Mr. Fuyunishiki Ryo	86,478	—	—
Mr. Wu Zhihua	129,090	—	—
Total	$3,031,467	$—	$—

Repayment to (receivable from) related parties
Mrs. Qi Xiaoyu	$4,035,593	$—	$—
Mr. Fuyunishiki Ryo	428,409	—	—
Mr. Wu Zhihua	129,090	—	—
Ishiyama	—	(35,990)	34,552
Total	$4,593,092	$(35,990)	$34,552